General and administrative expenses (Tables)	3 Months Ended
Nov. 30, 2025
Notes and other explanatory information [abstract]
Schedule of general and administrative expense

	Three months ended November 30,
	2025	2024
Directors’ fees (Note 17)	$91	$64
Insurance	52	61
Office and general	48	60
Shareholder information	219	151
Professional fees	246	169
Salaries and benefits (Note 17)	548	477
Consulting	176	215
Share-based compensation expense (Notes 14 and 17)	236	156
Travel and accommodation	56	52
Depreciation	14	15
Other	5	5
Total general and administrative expenses	$1,691	$1,425